Property and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property and Equipment [Abstract]
Depreciation expense for property and equipment	$ 4,016	$ 2,730
Fixed assets impaired